Document and Entity Information	0 Months Ended
Sep. 17, 2014
Risk/Return:
Document Type	497
Document Period End Date	Sep. 17, 2014
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND INC
Central Index Key	0000836487
Amendment Flag	false
Document Creation Date	Sep. 17, 2014
Document Effective Date	Sep. 17, 2014
Prospectus Date	Apr. 30, 2014
Classes I, A and L Prospectus | Global Quality Portfolio | Class I
Risk/Return:
Trading Symbol	MGQIX
Classes I, A and L Prospectus | Global Quality Portfolio | Class A
Risk/Return:
Trading Symbol	MGQAX
Classes I, A and L Prospectus | Global Quality Portfolio | Class L
Risk/Return:
Trading Symbol	MGQLX
Class IS Prospectus | Global Quality Portfolio | Class IS
Risk/Return:
Trading Symbol	MGQSX